UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-02884

Barrett Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
90 Park Avenue
New York, NY 10016
(Name and address of agent for service)

(212) 983-5080
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2020

Date of reporting period: November 30, 2019

Item 1. Schedule of Investments.

Barrett Opportunity Fund
Schedule of Investments
November 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.98%
	Administrative and Support Services - 1.58%
7,000	Fidelity National Information Services, Inc.	$967,050
	Beverage and Tobacco Product Manufacturing - 2.21%
10,000	PepsiCo., Inc.	1,358,300
	Broadcasting (except Internet) - 1.73%
7,000	The Walt Disney Company	1,061,060
	Building Material and Garden Equipment and Supplies Dealers - 1.44%
4,000	The Home Depot, Inc.	882,040
	Chemical Manufacturing - 6.02%
12,000	Abbott Laboratories	1,025,400
12,000	AbbVie, Inc.	1,052,760
2,500	International Flavors & Fragrances, Inc.	353,075
5,000	Johnson & Johnson	687,450
15,000	Pfizer, Inc.	577,800
		3,696,485
	Computer and Electronic Product Manufacturing - 14.68%
9,500	Apple, Inc.	2,538,875
115,710	Koninklijke Philips Electronics NV - NY Registered Shares - ADR	5,378,201
3,500	Thermo Fisher Scientific, Inc.	1,098,825
		9,015,901
	Credit Intermediation and Related Activities - 13.12%
164,471	The Bank of New York Mellon Corp.	8,054,145
	Data Processing, Hosting and Related Services - 4.17%
15,000	Automatic Data Processing, Inc.	2,561,700
	Insurance Carriers and Related Activities - 3.14%
8,750	Berkshire Hathaway, Inc. - Class B (a)	1,927,625
	Merchant Wholesalers, Durable Goods - 2.56%
70,000	Jefferies Financial Group, Inc.	1,463,000
1,754	Spectrum Brands Holdings, Inc.	109,660
		1,572,660
	Miscellaneous Manufacturing - 2.76%
10,000	3M Co.	1,697,700
	Motor Vehicle and Parts Dealers - 4.18%
21,825	Murphy USA, Inc. (a)	2,565,092
	Other Information Services - 3.72%
1,750	Alphabet, Inc. - Class C (a)	2,283,680
	Petroleum and Coal Products Manufacturing - 11.74%
60,600	Murphy Oil Corp.	1,394,406
101,100	Royal Dutch Shell PLC - Class A - ADR	5,812,239
		7,206,645
	Publishing Industries (except Internet) - 4.31%
17,500	Microsoft Corp.	2,649,150

	Transportation Equipment Manufacturing - 14.62%
49,400	General Dynamics Corp.	8,977,956
	Total Common Stocks (Cost $13,343,942)	56,477,189

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.62%
	Real Estate - 3.62%
24,854	Alexander & Baldwin, Inc.	538,835
54,985	Rayonier, Inc.	1,684,191
	Total Real Estate Investment Trusts (Cost $566,029)	2,223,026

	SHORT-TERM INVESTMENTS - 4.32%
	Money Market Funds - 4.32%
2,652,916	Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 1.54% (b)	2,652,916
	Total Short-Term Investments (Cost $2,652,916)	2,652,916

	Total Investments (Cost $16,562,887) - 99.92%	61,353,131
	Other Assets in Excess of Liabilities - 0.08%	51,682
	Total Net Assets - 100.00%	$61,404,813

Percentages stated are a percentage of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Rate shown is the 7-day effective yield as of November 30, 2019.

	SCHEDULE OF WRITTEN OPTIONS
Number of Contracts		Value
	Call Options
100	Bank of New York Mellon Corp.
	Expiration: January 2020, Exercise Price: $55.00	$1,000
50	General Dynamics Corp.
	Expiration: January 2020, Exercise Price: $190.00	5,050

	Total Options Written (Premiums Recevied $76,378)	$6,050

	The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)

1) Investment Valuation
Equity securities, including common stocks and REITs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and / or redemption orders placed on that day.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When prices are not readily available, or are determined not to reflect fair value, such as, when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and / or income approach, depending on the type of the security and the particular circumstance.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities.  The income approach uses valuation techniques to discount estimated future cash flows to present value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC Topic 820”), establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments as of the measurement date

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets include listed equities, including common stocks and REITs, and certain money market securities, and are classified within Level 1.  Instruments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value as of November 30, 2019.  The inputs and methodologies used to value securities may not be an indication of the risk associated with investing in these securities.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets
Common Stocks	$56,477,189	$-	$-	$56,477,189
REITs	2,223,026	-	-	2,223,026
Money Market Funds	2,652,916	-	-	2,652,916
Total Assets	$61,353,131	$-	$-	$61,353,131

Liabilities
Written Options	$(5,050)	$(1,000)	$-	$(6,050)

2) Options
GAAP requires enhanced disclosures about the Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective.  The Fund enters into written call options to hedge against changes in the value of equities.  The Fund’s option component of the overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser (as defined below) writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income.  The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.

Derivative Instruments
The Fund may invest in derivative instruments. The use of derivatives included written options.

Statement of Assets & Liabilities -- Values of derivative instruments as of November 30, 2019:

Liability Derivatives
Derivatives not	Statement of
accounted for as	Assets and
hedging instruments	Liabilities Location	Value
Equity Contracts - Options	Options written, at value	$6,050

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Barrett Opportunity Fund

By (Signature and Title)    /s/ Peter H. Shriver, President
Peter H. Shriver, President

Date    January 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Peter H. Shriver
Peter H. Shriver, President

Date    January 23, 2020

By (Signature and Title)*   /s/ John G. Youngman
John G. Youngman, Treasurer

Date    January 22, 2020

* Print the name and title of each signing officer under his or her signature.